Consolidated Balance Sheets	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Current assets:
Cash and cash equivalents	$ 161,769,575	¥ 1,123,166,156	¥ 795,497,163
Short-term investments (including short-term investments measured at fair value of RMB6,776,400 and RMB5,210,000, as of December 31, 2015 and 2016, respectively)	3,630,995	25,210,000	72,446,602
Short-term entrusted investments			1,868,839
Accounts receivable	7,505,681	52,111,944	26,008,543
Other receivables	11,384,390	79,041,821	33,539,256
Amounts due from related parties	19,236,711	133,560,483	11,923,607
Deferred tax assets- current	8,035,629	55,791,373	46,020,741
Other current assets	1,807,747	12,551,186	6,659,354
Total current assets	213,370,728	1,481,432,963	993,964,105
Long-term investments			44,859,168
Investments at cost method	10,146,911	70,450,000	60,450,000
Intangible assets, net	11,964,935	83,072,545	54,754,172
Goodwill	40,004,719	277,752,765	259,714,506
Prepayment for acquisition	11,170,964	77,560,000	94,888,600
Investment in affiliates	12,362,155	85,830,444	34,732,868
Property and equipment, net	5,357,887	37,199,812	16,064,933
Long-term prepayment	901,793	6,261,152	1,900,385
Deferred tax assets- non-current	1,223,497	8,494,738	8,073,577
Total Assets	306,503,589	2,128,054,419	1,569,402,314
Current liabilities:
Accrued payroll and welfare expenses (including accrued payroll and welfare expense of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of RMB28,071,443 and RMB13,202,322 as of December 31, 2015 and 2016, respectively)	14,671,469	101,864,007	80,806,138
Income tax payable (including income tax payable of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of RMB61,723,954 and RMB 88,720,024 as of December 31, 2015 and 2016, respectively)	19,895,119	138,131,812	103,337,008
Other tax payable (including other tax payable of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of RMB19,108,658 and RMB 30,650,996 as of December 31, 2015 and 2016, respectively)	8,381,000	58,189,283	39,220,006
Dividend payable (including dividend payable of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of RMB7,499,998 and RMB10,160,503 as of December 31, 2015 and 2016, respectively)	1,463,417	10,160,503	7,499,998
Amounts due to related parties-current (including amounts due to related parties-current of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of nil and RMB 1,435,700 as of December 31,2015 and 2016, respectively)	881,273	6,118,678
Deferred revenue from related parties (including deferred revenue from related parties of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of RMB78,206,048 and RMB117,167,110 as of December 31,2015 and 2016, respectively)	17,520,416	121,644,250	83,752,232
Deferred revenues (including deferred revenues of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of RMB49,773,048 and RMB36,098,862 as of December 31,2015 and 2016, respectively)	5,247,328	36,432,195	58,157,948
Other current liabilities (including other current liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of RMB2,106,219 and RMB1,737,863 as of December 31, 2015 and 2016, respectively)	1,497,481	10,397,008	4,742,957
Total current liabilities	69,557,503	482,937,736	377,516,287
Amounts due to related parties- non-current (including amounts due to related parties of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of nil as of December 31, 2015 and 2016, respectively)			34,286,208
Deferred revenue - non-current from related parties (including deferred revenue from related parties of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of RMB28,732,803 and RMB74,798,150 as of December 31, 2015 and 2016, respectively)	10,861,820	75,413,617	30,708,429
Deferred revenue - non-current (including deferred revenue of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of RMB3,561,506 and RMB5,583,565 as of December 31, 2015 and 2016, respectively)	817,788	5,677,905	3,561,506
Non-current uncertain tax position liabilities (including uncertain tax position liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of RMB5,372,253 and RMB5,938,816 as of December 31, 2015 and 2016, respectively)	855,367	5,938,816	5,372,253
Deferred tax liabilities- non-current (including deferred tax liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of nil as of December 31, 2015 and 2016, respectively)	1,413,740	9,815,595	13,688,541
Total Liabilities	83,506,218	579,783,669	465,133,224
Shareholders' Equity:
Ordinary Shares ($0.0005 par value; 1,000,000,000 and 1,000,000,000 shares authorized, 179,586,759 and 193,720,706 shares issued and outstanding, as of December 31, 2015 and 2016, respectively)	87,307	606,170	560,080
Additional paid-in capital	152,658,220	1,059,906,023	896,815,686
Retained earnings	52,271,658	362,922,123	155,338,255
Accumulated other comprehensive income	11,115,016	77,171,557	34,354,063
Total Jupai shareholders' equity	216,132,201	1,500,605,873	1,087,068,084
Non-controlling interests	6,865,170	47,664,877	17,201,006
Total Equity	222,997,371	1,548,270,750	1,104,269,090
Total Liabilities and Total Equity	$ 306,503,589	¥ 2,128,054,419	¥ 1,569,402,314